Intangible Assets (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer relationship identifiable intangible assets, net	$ 698,607	$ 726,977	$ 21,533
Marketing related identifiable intangible assets, net	1,029,804	1,166,600
Total Identifiable intangible assets, net	1,728,411	1,893,577	21,533
Customer Relationships [Member]
Identifiable intangible assets, gross	783,000	783,000	34,000
Accumulated amortization	(84,393)	(56,023)	(12,467)
Marketing Related [Member]
Identifiable intangible assets, gross	1,368,000	1,368,000
Accumulated amortization	$ (338,196)	$ (201,400)